NATURE OF OPERATIONS (Details Narrative) - $ / shares	Jan. 23, 2023	Feb. 03, 2022
Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock repurchase		832,241
Share Exchange Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued	182,240,000
Common stock, par value	$ 0.001
Share Exchange Agreement [Member] | Reverse Stock Split [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued	9,112,000